Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts and Balances of the VIE (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 16,895	$ 35,290	$ 14,327
Restricted cash	2,965	3,278	4,598
Notes receivable	10,413	7,414
Accounts receivable, net	141,185	136,264
Prepayments and other current assets, net	25,754	22,189
Total Current Assets	208,848	216,593
Property and equipment, net	76,155	70,094
Intangible assets, net	11,337	11,213
Operating lease right-of-use assets, net	8,943	5,720
Long-term investments	11,366	8,873
Deposits for investment	9,470	9,177
Deferred tax assets	1,840	1,313
Other non-current assets, net	24,289	23,984
Total Assets	352,248	346,967
Current Liabilities
Notes payable	8,075	9,248	$ 12,176	$ 14,907
Accounts payable	76,986	89,642
Short-term bank loans	42,395	44,652
Long-term bank loans, current	3,752	2,769
Salary and welfare payables	2,575	5,554
Accrued expenses and other current liabilities	9,837	10,099
Operating lease liabilities, current	3,017	2,669
Tax payables	9,605	4,150
Total Current Liabilities	157,779	170,613
Long-term bank loans	36,937	33,832
Operating lease liabilities, non-current	5,599	2,156
Deferred tax liabilities	408	247
Other non-current liabilities	1,589	1,256
Total Liabilities	202,312	208,104
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets:
Cash and cash equivalents	16,394	33,692
Restricted cash	2,965	3,278
Notes receivable	10,336	7,414
Accounts receivable, net	140,713	135,941
Due from related parties	11,319	11,686
Prepayments and other current assets, net	24,970	20,808
Total Current Assets	206,697	212,819
Property and equipment, net	74,363	68,491
Intangible assets, net	11,337	11,213
Operating lease right-of-use assets, net	8,846	5,638
Long-term investments	11,366	8,852
Deposits for investment	9,470	9,177
Deferred tax assets	1,594	1,301
Other non-current assets, net	24,230	23,984
Total Assets	347,903	341,475
Current Liabilities
Notes payable	8,075	9,248
Accounts payable	77,308	92,916
Short-term bank loans	42,395	44,652
Long-term bank loans, current	3,752	2,769
Due to related parties	1,428	1,720
Salary and welfare payables	2,541	5,507
Accrued expenses and other current liabilities	12,546	9,242
Operating lease liabilities, current	2,993	2,655
Tax payables	9,565	4,131
Total Current Liabilities	160,603	172,840
Long-term bank loans	36,937	33,832
Operating lease liabilities, non-current	5,540	2,094
Deferred tax liabilities	408	247
Other non-current liabilities	1,589	1,256
Total Liabilities	205,077	210,269
Net assets	$ 142,826	$ 131,206